TRADE PAYABLES AND OTHER	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
TRADE PAYABLES AND OTHER
NOTE 21 - TRADE PAYABLES AND OTHER

	At December 31, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	711	—	685
Fixed assets payables	—	43	—	30
Employees' entitlements	—	171	—	160
Taxes payable other than income tax	—	14	—	16
Contract liabilities and other liabilities to customers	6	54	9	68
Other payables	15	6	18	9
Total Other	21	288	27	283
Total Trade payables and other	21	999	27	968

Contract liabilities

	At December 31, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	2	—	—	—
Advance payment from customers	2	5	7	9
Unrecognized variable consideration (A)	2	46	2	57
Other	—	3	—	2
Total contract liabilities and other liabilities to customers	6	54	9	68

(A)	Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.
For the twelve months ended December 31, 2019, €57 million of revenue that related to contract liabilities at December 31, 2018 was recognized. Revenue of €62 million generated in the year ended December 31, 2019 was deferred.
For the twelve months ended December 31, 2018, €55 million of revenue that related to contract liabilities at January 1, 2018 was recognized.